IDENTIFIABLE INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2016
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 8 - IDENTIFIABLE INTANGIBLE ASSETS:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2016	2015	2016	2015	2016	2015

	(U.S. $ in millions)
Product rights	$18,180	$9,047	$6,460	$5,876	$11,720	$3,171
Trade names	625	212	41	40	584	172
Research and development in process	9,183	4,332	0	0	9,183	4,332

Total	$27,988	$13,591	$6,501	$5,916	$21,487	$7,675